UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period:   6/30/12

Item 1. Proxy Voting Records.

CITADEL BROADCASTING CORPORATION Meeting Date: SEP 15, 2011 Record Date: AUG 03, 2011 Meeting Type: SPECIAL
Ticker: CDELB Security ID: 17285T205
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For
3.1	Elect Director Jonathan Mandel	Management	For	For
3.2	Elect Director Gregory Mrva	Management	For	For
4	Advisory Vote on Golden Parachutes	Management	For	For
5	Ratify Auditors	Management	For	For

CITADEL BROADCASTING CORPORATION Meeting Date: SEP 15, 2011 Record Date: AUG 03, 2011 Meeting Type: SPECIAL
Ticker: CDELB Security ID: 17285T304
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For
3.1	Elect Director Jonathan Mandel	Management	For	For
3.2	Elect Director Gregory Mrva	Management	For	For
4	Advisory Vote on Golden Parachutes	Management	For	For
5	Ratify Auditors	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Floating Rate Master Trust

By (Signature and Title)*/s/LAURA F. FERGERSON______________________________

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 24, 2012

* Print the name and title of each signing officer under his or her signature.